Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Intelligent Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Intelligent Real Estate ETF
Class Name	Intelligent Real Estate ETF
Trading Symbol	REAI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/reai/. You can also request this information by contacting us at (800) 693‑8288 or by writing the Fund at Intelligent Real Estate ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(800) 693‑8288
Additional Information Website	www.armadaetfs.com/reai/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Intelligent Real Estate ETF	$31	0.59%
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 1,076,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 3,073
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$1,076
Number of Holdings	23
Total Advisory Fee Paid	$3,073
Portfolio Turnover Rate	12%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Equinix, Inc. - REIT	9.4%
Digital Realty Trust, Inc. - REIT	9.4%
Digital Core REIT Management Pte Ltd.	7.5%
Iron Mountain, Inc. - REIT	5.5%
Segro PLC - REIT	5.2%
Public Storage - REIT	4.6%
First Industrial Realty Trust, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.5%
Prologis, Inc. - REIT	4.5%
Keppel DC - REIT	4.3%

Residential REIT ETF
Shareholder Report [Line Items]
Fund Name	Residential REIT ETF
Class Name	Residential REIT ETF
Trading Symbol	HAUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/haus/. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at Residential REIT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com/haus/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Residential REIT ETF	$31	0.60%
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 8,034,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 25,967
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$8,034
Number of Holdings	23
Total Advisory Fee Paid	$25,967
Portfolio Turnover Rate	5%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Diversified Healthcare Trust - REIT	6.9%
Welltower, Inc. - REIT	5.7%
Ventas, Inc. - REIT	5.6%
Public Storage - REIT	5.2%
Essex Property Trust, Inc. - REIT	5.2%
Invitation Homes, Inc. - REIT	5.1%
Equity Residential - REIT	5.0%
American Homes 4 Rent - Class A - REIT	4.8%
Equity LifeStyle Properties, Inc. - REIT	4.8%
UDR, Inc. - REIT	4.8%

[1]	Costs paid as a percentage of investment is an annualized figure.
[2]	Costs paid as a percentage of investment is an annualized figure.